Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2011
Earnings Per Share (Tables) [Abstract]
Basic and diluted earnings per share

	Three months ended June 30,		Six months ended June 30,
(in millions, except per share amounts)	2011	2010	2011	2010
Basic earnings per share
Net income	$5,431	$4,795	$10,986	$8,121
Less: Preferred stock dividends	158	163	315	325
Net income applicable to common equity	5,273	4,632	10,671	7,796
Less: Dividends and undistributed earnings allocated to participating securities	206	269	468	461
Net income applicable to common stockholders	$5,067	$4,363	$10,203	$7,335
Total weighted-average basic shares outstanding	3,958.4	3,983.5	3,970.0	3,977.0
Net income per share	$1.28	$1.10	$2.57	$1.84

	Three months ended June 30,		Six months ended June 30,
(in millions, except per share amounts)	2011	2010	2011	2010
Diluted earnings per share
Net income applicable to common stockholders	$5,067	$4,363	$10,203	$7,335
Total weighted-average basic shares outstanding	3,958.4	3,983.5	3,970.0	3,977.0
Add: Employee stock options, SARs and warrants(a)	24.8	22.1	28.6	23.2
Total weighted-average diluted shares outstanding(b)	3,983.2	4,005.6	3,998.6	4,000.2
Net income per share	$1.27	$1.09	$2.55	$1.83

(a)
Excluded from the computation of diluted EPS (due to the antidilutive effect) were options issued under employee benefit plans and, during 2010, the warrants originally issued in 2008 under the U.S. Treasury’s Capital Purchase Program to purchase shares of the Firm’s common stock. For the three and six months ended June 30, 2011, the aggregate number of shares issuable upon the exercise of such options were 53 million and 69 million, respectively. For the three and six months ended June 30, 2010, the aggregate number of shares issuable upon the exercise of such options and warrants were 224 million and 232 million, respectively.

(b)	Participating securities were included in the calculation of diluted EPS using the two-class method, as this computation was more dilutive than the calculation using the treasury stock method.